Grandeur Peak Global Explorer Fund	Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.69%
Argentina — 0.81%
Globant S.A.(a)	470	$100,260

Australia — 2.92%
Atturra ltd(a)	75,437	45,941
EQT Holdings Ltd	1,825	38,934
Imdex Ltd(a)	16,571	27,083
IPD Group Ltd/Australia(a)	10,251	24,525
Johns Lyng Group Ltd	24,719	57,297
Kogan.com Ltd(a)	24,604	72,931
MA Financial Group Ltd	9,953	41,069
Pinnacle Investment Management Group	3,363	53,479
		361,259
Belgium — 0.80%
Melexis NV	925	56,093
X-Fab Silicon Foundries S.E.(a)(b)(c)	8,161	42,247
		98,340
Brazil — 1.71%
Armac Locacao Logistica E Servicos SA	24,100	20,325
BR Advisory Partners	14,700	34,375
Grupo Mateus SA(a)	30,000	33,973
Patria Investments Limited(a)	6,011	71,471
Raia Drogasil S.A.	4,600	16,839
Track & Field Co SA	20,600	33,724
		210,707
Canada — 1.32%
Aritzia Inc(a)	534	25,677
BioSyent, Inc.	2,900	21,944
Descartes Systems Group, Inc. (The)(a)	270	31,246
Docebo Inc(a)	905	37,852
Kinaxis Inc.(a)	200	23,022
Richelieu Hardware, Ltd.(a)	833	23,540
		163,281
China — 3.85%
Adicon Holdings Ltd(a)	35,100	31,352
Angelalign Technology Inc(b)(c)	4,900	34,335
ANTA Sports Products Ltd.	4,400	46,614
Beijing Huafeng Test & Control	2,342	40,698
Centre Testing Int	20,000	34,066
Chaoju Eye Care Holdings Ltd	53,100	20,580
DPC Dash LTD.	5,000	50,885
Man Wah Holdings Limited(a)	83,700	50,701
Proya Cosmetics Co Ltd	3,600	41,508
Shenzhen Mindray Bio-Medical Electronics Co.	1,300	41,668
Silergy Corp	7,000	83,439
		475,846
Colombia — 0.20%
Parex Resources, Inc.(a)	2,584	24,619

Denmark — 0.25%
ROCKWOOL International A/S(a)	87	30,938

Finland — 0.17%
Revenio Group Oyj	667	21,392

	Shares	Fair Value
COMMON STOCKS — 98.69% (continued)
France — 2.81%
Antin Infrastructure Partners	4,147	$48,490
bioMerieux SA	220	26,705
Neurones SA	240	11,295
Planisware SAS(a)	982	29,668
Sidetrade(a)	108	28,324
Thermador Groupe	250	18,322
Virbac SA	312	104,787
Wavestone	812	41,286
Wendel S.A.(a)	381	37,658
		346,535
Germany — 2.63%
AIXTRON SE	957	13,407
Atoss Software AG	247	29,598
Dermapharm Holding SE	2,158	88,919
Elmos Semiconductor AG(a)	673	49,531
Mensch und Maschine Software S	783	42,206
QIAGEN N.V.	715	31,918
RENK Group AG	1,704	43,382
Stabilus SE	796	26,363
		325,324
Greece — 0.46%
Sarantis SA	4,776	56,439

Hong Kong — 0.94%
Plover Bay Tech(c)	106,861	66,376
Techtronic Industries Co Limited(a)	3,700	49,669
		116,045
India — 3.82%
Bajaj Finance Ltd	544	49,498
City Union Bank Ltd	12,110	24,276
Five-Star Business(a)	4,472	40,731
Gulf Oil Lubricants India Ltd.	2,685	31,640
Home First Finance Co India Lt(a)	2,560	29,421
IndiaMart InterMesh Ltd(b)(c)	1,421	33,884
Indigo Paints Ltd	2,231	32,623
Ksolves India Ltd	1,044	11,956
LT Foods Ltd	6,337	28,526
Motherson Sumi Wiring India Ltd	25,701	16,647
PB Fintech Ltd(a)	1,673	33,337
Prudent Corporate Advisory Ser(a)	1,000	23,448
SJS Enterprises Ltd(a)	4,747	54,112
Supriya Lifescience Ltd(a)	3,500	29,083
Yatharth Hospital(a)	6,663	32,815
		471,997
Indonesia — 1.10%
Arwana Citramulia Tbk P.T.	677,300	25,556
Aspirasi Hidup Indonesia	953,100	44,734
Selamat Sempurna Tbk PT	445,500	48,243
Ultrajaya Milk Industry & Trad	188,000	17,936
		136,469
Ireland — 0.45%
Uniphar PLC(a)	22,495	55,964

Israel — 1.48%
CyberArk Software Ltd.(a)	108	40,066
Monday.com Ltd(a)	117	29,889

Grandeur Peak Global Explorer Fund	Schedule of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.69% (continued)
Israel — 1.48% (continued)
Next Vision Stabilized Systems(a)	1,930	$35,876
Wix.com Ltd.(a)	323	77,161
		182,992
Italy — 2.09%
Cembre SpA(a)	587	24,643
Diasorin SPA(a)	264	28,379
Interpump Group SpA	1,357	64,312
Pharmanutra SpA(a)	412	21,738
Recordati SpA(a)	904	55,053
Sesa SpA	515	36,515
Stevanato Group SpA	1,250	28,013
		258,653
Japan — 12.58%
AZOOM Co Ltd	800	33,840
BayCurrent, Inc.	2,500	107,119
Bengo4.com Inc(a)	5,200	93,382
Charm Care Corp KK	9,100	75,284
Cyber Security Cloud Inc(a)	1,900	24,883
eGuarantee Inc	2,400	27,020
eWeLL Co Ltd(a)	4,700	58,703
FP Partner Inc(a)	1,000	14,218
Hennge KK(a)	6,400	48,572
Insource Co Ltd	7,500	51,601
Integral Corp(a)	2,200	58,162
Internet Initiative Japan, Inc.	1,400	26,301
Japan Elevator Service Holdings Company Ltd.	5,500	106,926
Jeol Ltd.	1,000	37,199
JMDC Inc	1,600	40,958
MarkLines Company Ltd.(a)	3,000	42,809
Oro Co Ltd	1,300	20,806
Plus Alpha Consulting Company Ltd.	2,100	24,387
Rakus Co Ltd(a)	2,900	36,371
Rise Consulting Group Inc(a)	8,600	37,598
Seria Co Ltd	1,300	22,365
Sun* Inc(a)	21,000	94,246
Synchro Food Co Ltd(a)	7,400	17,798
System Support, Inc.	6,400	81,917
Syuppin Company, Ltd.	7,200	51,533
Timee Inc(a)	4,600	42,000
Tokyo Seimitsu Company Limited	300	14,410
ULS Group Inc	3,100	99,546
User Local Inc.	1,300	15,290
Visional Inc(a)	2,300	114,775
WDB coco Co Ltd	700	15,347
Yakuodo Holdings Company Limited	1,500	18,609
		1,553,975
Luxembourg — 0.61%
Eurofins Scientific	990	53,220
Sword Group	615	22,440
		75,660
Mexico — 1.76%
Arca Continental COM NPV	2,500	22,778
BBB Foods Inc(a)	1,650	51,183
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR(a)	883	23,170
	Shares	Fair Value
COMMON STOCKS — 98.69% (continued)
Mexico — 1.76% (continued)
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	6,700	$61,895
Regional SAB de cv(a)	5,750	37,487
Wal-Mart de Mexico SAB de CV	8,100	21,103
		217,616
Netherlands — 0.80%
ASM International N.V.(a)	45	26,449
CVC Capital Partners PLC(a)	867	20,599
IMCD N.V.(a)	198	31,074
Redcare Pharmacy N.V.(a)	162	20,403
		98,525
Norway — 0.87%
Bouvet ASA	7,352	52,548
Medistim ASA	1,654	23,381
SmartCraft ASA(a)	13,607	31,857
		107,786
Philippines — 0.65%
Philippine Seven Corp(a)	50,240	56,458
Puregold Price Club, Inc.	35,797	15,135
Wilcon Depot Inc	63,033	9,063
		80,656
Poland — 1.40%
Auto Partner SA	5,436	24,435
Dino Polska SA(a)(b)(c)	537	59,461
Inter Cars SA	441	63,222
Shoper Spolka Akcyjna	2,570	25,594
		172,712
Singapore — 0.63%
iFast Corporation	5,800	31,880
Riverstone Holdings Ltd.(a)	61,445	46,117
		77,997
South Korea — 1.10%
APR Corp/Korea(a)	640	20,303
Coupang Inc(a)	1,868	43,917
Eo Technics Co Ltd(a)	100	9,853
LEENO Industrial Inc.(a)	197	29,015
MegaStudyEdu Co Ltd(a)	484	12,961
SOLUM Co Ltd(a)	878	11,364
Tokai Carbon Korea Co Ltd(a)	162	8,209
		135,622
Spain — 0.18%
Allfunds Group PLC	4,410	22,711

Sweden — 2.91%
Beijer Alma AB	1,700	27,045
Idun Industrier AB(a)	939	27,692
Medcap AB(a)	485	17,627
Momentum Group AB(a)	2,216	35,174
Sdiptech AB(a)	3,199	65,606
Swedencare AB(a)	8,697	39,374
Swedish Logistic(a)	14,167	52,001
Teqnion AB	865	13,153
Vimian Group AB(a)	13,223	48,476
Vitec Software Group	628	33,132
		359,280

Grandeur Peak Global Explorer Fund	Schedule of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.69% (continued)
Taiwan — 2.64%
91APP, Inc.	9,000	$24,022
Acer E-Enabling Service Busine	5,000	39,809
Gem Services, Inc.	10,000	21,353
M3 Technology Inc	11,000	35,866
Sinbon Electronics Co., Limited(a)	7,000	56,688
Sporton International, Inc.(a)	14,700	90,064
Voltronic Power Technology(a)	1,000	57,780
		325,582
Thailand — 0.24%
Humanica PCL	144,600	30,180

United Kingdom — 11.90%
AB Dynamics PLC	1,941	41,161
Advanced Medical Solutions Gro	18,936	49,079
Ashtead Technology Holdings Ord	7,188	49,829
B & M European Value Retail SA	26,882	108,044
CVS Group plc	5,238	63,658
Diploma plc	1,114	62,885
dotdigital group plc	16,041	17,247
Elixirr International PLC	8,884	80,976
Endava plc - ADR(a)	2,093	67,855
Foresight Group Holdings Ltd	10,231	49,989
Franchise Brands PLC	14,726	25,567
FRP Advisory Group PLC	32,241	53,976
GlobalData PLC	9,303	20,535
Halma plc(a)	706	26,642
Intermediate Capital Group PLC	1,899	55,813
JTC plc(a)(b)(c)	10,170	125,110
Judges Scientific plc	203	17,874
Kitwave Group Plc(a)	5,778	20,600
Marex Group PLC(a)	1,081	38,581
Marlowe plc(a)	8,833	35,600
Pensionbee Group PLC(a)	11,468	23,466
Petershill Partners PLC(a)(b)(c)	20,037	68,705
Pets at Home Group PLC	14,481	40,585
Pollen Street Group Ltd	2,640	25,864
Raspberry PI Ltd(a)	2,951	28,032
Safestore Holdings PLC(a)	3,693	28,234
Softcat PLC(a)	2,587	51,459
Tatton Asset Mgmt	6,041	49,444
Trustpilot Group PLC(a)	6,428	26,545
Victorian Plumbing Group PLC(a)	20,314	26,955
Volution Group PLC	9,761	64,518
YouGov PLC(a)	5,124	24,528
		1,469,356
United States — 31.22%
4imprint Group PLC	351	26,247
Alamo Group, Inc.	284	52,699
Align Technology, Inc.(a)	218	47,766
Ares Management Corporation, Class A	162	32,112
Ashtead Group PLC	729	47,968
Atricure, Inc.(a)	605	24,121
Barrett Business Services, Inc.	1,860	80,594
Bel Fuse, Inc., Class B	318	25,790
BILL Holdings, Inc.(a)	475	45,966
Blue Owl Capital, Inc.	2,079	54,075
Bowman Consulting Group Limited(a)	1,197	30,440

	Shares	Fair Value
COMMON STOCKS — 98.69% (continued)
United States — 31.22% (continued)
Bruker Corporation	846	$49,195
Burlington Stores, Inc.(a)	240	68,143
Cactus, Inc., Class A	374	22,332
Clearwater Analytics Holdings, Inc., Class A(a)	2,802	78,904
Cloudflare, Inc., Class A(a)	366	50,654
Core & Main, Inc., Class A(a)	1,435	80,991
Datadog, Inc., Class A(a)	211	30,112
DexCom, Inc.(a)	388	33,690
DigitalOcean Holdings, Inc.(a)	1,184	49,112
Dollar General Corporation	590	41,925
Dynatrace, Inc.(a)	430	24,833
Elastic N.V.(a)	931	104,812
Enerpac Tool Group Corporation	625	28,244
Ensign Group, Inc. (The)	175	24,440
Esquire Financial Holdings, Inc.	590	52,728
Etsy, Inc.(a)	717	39,370
Five Below, Inc.(a)	1,044	97,906
Freshpet, Inc.(a)	193	30,870
Gentex Corporation	1,685	43,675
Global Industrial Company	1,680	41,513
Goosehead Insurance, Inc., CLASS A(a)	728	78,020
GQG Partners Inc	34,327	45,863
Grocery Outlet Holding Corporation(a)	4,543	73,551
Hackett Group, Inc. (The)	2,553	78,837
HealthEquity, Inc.(a)	800	88,336
Herc Holdings, Inc.(a)	105	21,416
IDEXX Laboratories, Inc.(a)	57	24,057
Insperity, Inc.	478	35,855
Installed Building Products, Inc.	118	23,463
Insulet Corporation(a)	279	77,668
iRadimed Corporation(a)	455	26,941
JFrog Ltd.(a)	2,734	95,034
Littelfuse, Inc.	411	97,966
Lululemon Athletica, Inc.(a)	290	120,118
Malibu Boats, Inc., Class A(a)	641	24,544
Mama’s Creations Incorporated(a)	10,369	79,841
Manhattan Associates, Inc.(a)	110	22,945
MarketAxess Holdings, Inc.	225	49,642
Medpace Holdings, Inc.(a)	70	24,441
Modine Manufacturing Company(a)	485	49,203
Monolithic Power Systems, Inc.	77	49,077
MSCI, Inc.	50	29,839
Neogen Corporation(a)	1,894	21,705
NV5 Global, Inc.(a)	2,288	43,106
Ollie’s Bargain Outlet Holdings, Inc.(a)	498	55,532
P10 Inc	9,190	125,535
Pennant Group, Inc. (The)(a)	763	20,197
Perella Weinberg Partners	2,932	75,704
Pool Corporation	66	22,721
Primoris Services Corporation	452	34,700
Qualys, Inc.(a)	605	84,343
Rexford Industrial Realty, Inc.	781	31,755
RxSight, Inc.(a)	762	25,809
Ryan Specialty Group Holdings, Inc.(a)	757	50,401
Silicon Laboratories, Inc.(a)	206	27,932
Skechers U.S.A., Inc., Class A(a)	1,113	83,853

Grandeur Peak Global Explorer Fund	Schedule of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.69% (continued)
United States — 31.22% (continued)
SPS Commerce, Inc.(a)	253	$46,724
STAAR Surgical Company(a)	961	23,247
Texas Roadhouse, Inc.	145	26,260
TPG, Inc.	753	50,639
Tradeweb Markets Inc., Class A	322	40,862
Trex Company, Inc.(a)	398	28,986
Ulta Beauty, Inc.(a)	136	56,052
Upwork, Inc.(a)	3,417	53,852
WW Grainger, Inc.	30	31,880
Yeti Holdings, Inc.(a)	1,416	52,760
Zscaler, Inc.(a)	304	61,587
		3,854,026
Vietnam — 1.39%
FPT Corp	12,240	74,910
Vietnam Technological & Comm Joint-stock Bank(a)	98,000	96,768
		171,678
Total Common Stocks (Cost $11,715,162)		12,190,417

Total Common Stocks/ Investments — 98.69%
(Cost $11,715,162)		12,190,417

Other Assets in Excess of Liabilities — 1.31%		161,246

NET ASSETS — 100.00%		$12,351,663

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $363,742, representing 2.94% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $430,118, representing 3.48% of net assets.

Sector Composition (January 31, 2025)
Technology	28.3%
Industrials	16.7%
Financials	15.2%
Consumer Discretionary	12.8%
Health Care	11.7%
Consumer Staples	7.5%
Communications	2.8%
Materials	2.0%
Real Estate	1.1%
Energy	0.6%
Other Assets in Excess of Liabilities	1.3%
Total	100%

Industry Composition (January 31, 2025)
Application Software	9.3%
It Services	7.2%
Private Equity	4.2%
Professional Services	3.4%
Investment Management	3.4%
Mass Merchants	2.8%
Industrial Wholesale & Rental	2.7%
Specialty & Generic Pharma	2.7%
Auto Parts	2.2%
Medical Equipment	2.2%
Other Commercial Support Services	2.2%
Internet Media & Services	2.1%
Infrastructure Software	2.1%
Specialty Apparel Stores	2.1%
Food & Drug Stores	1.8%
Electrical Components	1.8%
Semiconductor Devices	1.8%
Banks	1.7%
Wealth Management	1.6%
Comml & Res Bldg Equipment & Sys	1.6%
Life Science & Diagnostics	1.6%
Health Care Services	1.6%
Online Marketplace	1.5%
Health Care Supplies	1.4%
Semiconductor Mfg	1.3%
Institutional Brokerage	1.2%
Information Services	1.2%
Communications Equipment	1.2%
Data & Transaction Processors	1.1%
Health Care Facilities	1.1%
Insurance Brokers & Services	1.0%
Packaged Food	1.0%
Apparel, Footwear & Acc Design	1.0%
Personal Care Products	1.0%
Technology Distributors	1.0%
Other Industries (each less than 1%)	21.6%
Other Assets in Excess of Liabilities	1.3%
Total	100%